UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05611

Name of Fund: BlackRock MuniVest Fund, Inc. (MVF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock MuniVest Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 - 11/30/2008

Item 1 - Schedule of Investments

BlackRock MuniVest Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                           Par
State                     Municipal Bonds                                                                 (000)          Value
----------------------------------------------------------------------------------------------------------------------------------
Alabama - 3.1%            Camden, Alabama, IDB, Exempt Facilities Revenue Bonds (Weyerhaeuser
                          Company), Series A, 6.125%, 12/01/13 (a)                                      $    2,550   $   2,902,741
                          Huntsville, Alabama, Health Care Authority Revenue Bonds, Series A,
                          5.75%, 6/01/11 (a)                                                                 3,500       3,793,510
                          Prattville, Alabama, IDB, Environmental Improvement Revenue Bonds
                          (International Paper Company Projects), AMT, Series A, 4.75%, 12/01/30             6,500       3,398,590
                          Selma, Alabama, IDB, Environmental Improvement Revenue Refunding
                          Bonds (International Paper Company Project), Series B, 5.50%, 5/01/20              5,000       3,846,600
                                                                                                                     -------------
                                                                                                                        13,941,441
----------------------------------------------------------------------------------------------------------------------------------
Arizona - 1.7%            Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
                          Schools Project 1), Series A, 6.75%, 7/01/29                                       4,100       3,089,391
                          Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
                          Schools Project), Series E, 7.25%, 7/01/31                                         2,055       1,750,716
                          Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
                          Schools Project), Series I, 6.10%, 7/01/24                                           500         391,560
                          Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
                          Schools Project), Series I, 6.30%, 7/01/31                                         1,000         739,890
                          Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona
                          Charter Schools Project), Series O, 5%, 7/01/26                                    1,545       1,040,959
                          Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona
                          Charter Schools Project II), Series A, 6.75%, 7/01/21                                940         826,410
                                                                                                                     -------------
                                                                                                                         7,838,926
----------------------------------------------------------------------------------------------------------------------------------
California - 10.0%        California State, GO, 5.50%, 4/01/30                                                  10           9,694
                          California State Public Works Board, Lease Revenue Bonds (Department of
                          Corrections), Series C, 5.50%, 6/01/22                                             5,000       4,996,200
                          California State Public Works Board, Lease Revenue Bonds (Department of
                          Corrections), Series C, 5.50%, 6/01/23                                             6,000       5,950,320
                          California State Public Works Board, Lease Revenue Bonds (Department of
                          Mental Health - Coalinga State Hospital), Series A, 5.125%, 6/01/29               11,075       9,645,660
                          California Statewide Communities Development Authority, Health Facility
                          Revenue Bonds (Memorial Health Services), Series A, 6%, 10/01/23                   5,240       5,153,697
                          Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT,
                          Series B, 5%, 12/01/27                                                             1,250         937,150
                          Golden State Tobacco Securitization Corporation of California, Tobacco
                          Settlement Revenue Bonds, Series A-3, 7.875%, 6/01/13 (a)                         10,725      12,802,003
                          Golden State Tobacco Securitization Corporation of California, Tobacco
                          Settlement Revenue Bonds, Series A-4, 7.80%, 6/01/13 (a)                           3,750       4,465,012

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT     Alternative Minimum Tax (subject to)
EDA     Economic Development Authority
GO      General Obligation Bonds
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDB     Industrial Development Board
IDR     Industrial Development Revenue Bonds
PCR     Pollution Control Revenue Bonds
S/F     Single-Family

BlackRock MuniVest Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                           Par
State                     Municipal Bonds                                                                 (000)          Value
----------------------------------------------------------------------------------------------------------------------------------
                          Golden State Tobacco Securitization Corporation of California, Tobacco
                          Settlement Revenue Bonds, Series A-5, 7.875%, 6/01/13 (a)                     $    1,425   $   1,700,965
                                                                                                                     -------------
                                                                                                                        45,660,701
----------------------------------------------------------------------------------------------------------------------------------
Colorado - 1.1%           Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series
                          A-2, 6.60%, 5/01/28                                                                  450         462,658
                          Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series
                          A-2, 7.50%, 4/01/31                                                                  160         168,958
                          Colorado Health Facilities Authority Revenue Bonds (Catholic Health
                          Initiatives), Series D, 6.25%, 10/01/33                                            2,500       2,420,225
                          Colorado Health Facilities Authority Revenue Bonds (Lutheran Medical
                          Center), Series A, 5.25%, 6/01/34                                                  3,000       2,171,370
                                                                                                                     -------------
                                                                                                                         5,223,211
----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 0.5%        Mohegan Tribe Indians Gaming Authority, Connecticut, Public
                          Improvement Revenue Refunding Bonds (Priority Distribution), 6.25%,
                          1/01/31                                                                            2,810       2,079,822
----------------------------------------------------------------------------------------------------------------------------------
Florida - 3.6%            Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt
                          Cancer Center Project), Series A, 5.25%, 7/01/37                                   6,500       4,652,570
                          Miami-Dade County, Florida, IDA, Solid Waste Disposal Revenue Bonds
                          (Waster Management, Inc. Project), AMT, Series 1, 3.50%,
                          12/01/18 (b)                                                                       3,200       3,199,680
                          Orange County, Florida, Health Facilities Authority, Hospital Revenue
                          Bonds (Adventist Health System), 5.625%, 11/15/12 (a)                              7,600       8,487,908
                                                                                                                     -------------
                                                                                                                        16,340,158
----------------------------------------------------------------------------------------------------------------------------------
Georgia - 4.2%            Gainesville, Georgia, Redevelopment Authority, Educational Facilities
                          Revenue Refunding Bonds (Riverside Military Academy), 5.125%, 3/01/37              1,100         567,963
                          Georgia Municipal Electric Authority, Power Revenue Refunding Bonds,
                          Series W, 6.60%, 1/01/18                                                           4,595       5,033,777
                          Georgia Municipal Electric Authority, Power Revenue Refunding Bonds,
                          Series W, 6.60%, 1/01/18 (c)                                                         250         285,565
                          Georgia Municipal Electric Authority, Power Revenue Refunding Bonds,
                          Series Y, 10%, 1/01/10 (c)                                                           250         272,055
                          Houston County, Georgia, Hospital Authority Revenue Bonds (Houston
                          Heart Institute Project), 5.25%, 10/01/35                                          5,000       3,671,150
                          Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds, Series
                          A, 6.25%, 7/15/33 (d)(e)                                                           1,165         198,073
                          Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds, Series
                          A, 6.375%, 7/15/38 (d)(e)                                                          3,270         555,965
                          Milledgeville-Baldwin County, Georgia, Development Authority Revenue
                          Bonds (Georgia College and State University Foundation), 5.625%,
                          9/01/14 (a)                                                                        3,000       3,447,840
                          Monroe County, Georgia, Development Authority, PCR, Refunding
                          (Oglethorpe Power Corporation-Scherer), Series A, 6.80%, 1/01/11                   4,785       5,085,498
                                                                                                                     -------------
                                                                                                                        19,117,886
----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.0%              Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds, AMT,
                          Series E-2, 6.90%, 1/01/27                                                           215         220,343
----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                           Par
State                     Municipal Bonds                                                                 (000)          Value
----------------------------------------------------------------------------------------------------------------------------------
Illinois - 13.1%          Chicago, Illinois, O'Hare International Airport, General Airport Revenue
                          Bonds, Third Lien, AMT, Series B-2, 6%, 1/01/27 (f)                           $   17,080   $  14,760,878
                          Chicago, Illinois, O'Hare International Airport, General Airport Revenue
                          Refunding Bonds, Third Lien, AMT, Series A, 5.75%, 1/01/19 (f)                     5,000       4,665,700
                          Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series C, 7%,
                          3/01/32 (g)(h)(i)                                                                     60          61,474
                          Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro
                          Biosolids Management LLC Project), AMT, 6%, 11/01/23                              10,000       8,408,700
                          Illinois Development Finance Authority Revenue Bonds (Community
                          Rehabilitation Providers Facilities), Series A, 6.50%, 7/01/22                     2,140       1,999,038
                          Illinois Development Finance Authority, Revenue Refunding Bonds
                          (Community Rehabilitation Providers Facilities), Series A, 6%, 7/01/15               370         359,218
                          Illinois State Finance Authority Revenue Bonds (Advocate Health Care
                          Network), Series D, 6.50%, 11/01/38                                                9,700       9,305,404
                          Illinois State Finance Authority Revenue Bonds (Community Rehabilitation
                          Providers Facilities), 4.625%, 7/01/27                                             2,695       1,825,297
                          Illinois State Toll Highway Authority Revenue Bonds, Series B, 5.50%,
                          1/01/33                                                                            7,000       6,711,320
                          Kane and De Kalb Counties, Illinois, Community Unit School District
                          Number 302, GO, 5.75%, 2/01/14 (a)(j)                                                 30          34,044
                          McLean and Woodford Counties, Illinois, Community Unit School District
                          Number 005, GO, Refunding, 6.25%, 12/01/14 (k)                                     1,005       1,086,787
                          McLean and Woodford Counties, Illinois, Community Unit School District
                          Number 005, GO, Refunding, 6.375%, 12/01/16 (k)                                      845         916,766
                          Regional Transportation Authority, Illinois, Revenue Bonds, Series A,
                          7.20%, 11/01/20 (l)                                                                3,500       4,081,175
                          Regional Transportation Authority, Illinois, Revenue Bonds, Series C,
                          7.75%, 6/01/20 (f)(j)                                                              4,000       4,798,560
                          Will County, Illinois, School District Number 122 (New Lenox Elementary),
                          GO, Series A, 6.50%, 11/01/10 (a)(k)                                                 395         428,990
                          Will County, Illinois, School District Number 122 (New Lenox Elementary),
                          GO, Series A, 6.50%, 11/01/13 (k)                                                    505         537,184
                                                                                                                     -------------
                                                                                                                        59,980,535
----------------------------------------------------------------------------------------------------------------------------------
Indiana - 6.9%            Indiana Health and Educational Facilities Financing Authority, Hospital
                          Revenue Bonds (Clarian Health Obligation), Series A, 5.25%, 2/15/40                8,980       5,869,418
                          Indiana Transportation Finance Authority, Highway Revenue Bonds, Series
                          A, 6.80%, 12/01/16                                                                 8,195       9,137,261
                          Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue
                          Refunding Bonds, Series D, 6.75%, 2/01/14                                         15,335      16,761,615
                                                                                                                     -------------
                                                                                                                        31,768,294
----------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.8%             Sedgwick and Shawnee Counties, Kansas, S/F Mortgage Revenue Bonds
                          (Mortgage-Backed Securities Program), AMT, Series A-4, 5.95%,
                          12/01/33 (h)(i)                                                                    3,805       3,819,878
----------------------------------------------------------------------------------------------------------------------------------
Kentucky - 1.0%           Louisville and Jefferson County, Kentucky, Metropolitan Government
                          Health System, Revenue Refunding Bonds (Norton Healthcare, Inc.),
                          5.25%, 10/01/36                                                                    6,795       4,599,739
----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                           Par
State                     Municipal Bonds                                                                 (000)          Value
----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 3.3%          Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                          Missionaries of Our Lady Health System, Inc.), Series A, 5%, 8/15/33          $    8,720   $   6,260,698
                          Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                          Missionaries of Our Lady Health System, Inc.), Series A, 5.25%, 8/15/36           11,660       8,636,679
                                                                                                                     -------------
                                                                                                                        14,897,377
----------------------------------------------------------------------------------------------------------------------------------
Maine - 0.3%              Portland, Maine, Housing Development Corporation, Senior Living Revenue
                          Bonds (Avesta Housing Development Corporation Project), Series A, 5.70%,
                          8/01/21                                                                              775         645,358
                          Portland, Maine, Housing Development Corporation, Senior Living Revenue
                          Bonds (Avesta Housing Development Corporation Project), Series A, 6%,
                          2/01/34                                                                            1,190         898,629
                                                                                                                     -------------
                                                                                                                         1,543,987
----------------------------------------------------------------------------------------------------------------------------------
Maryland - 0.5%           Maryland State Community Development Administration, Department of
                          Housing and Community Development, Residential Revenue Refunding
                          Bonds, AMT, Series D, 4.90%, 9/01/42                                               3,250       2,306,785
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts -           Boston, Massachusetts, Water and Sewer Commission Revenue Bonds,
11.1%                     9.25%, 1/01/11 (c)                                                                 2,035       2,261,679
                          Massachusetts Bay Transportation Authority, Revenue Refunding Bonds
                          (General Transportation System), Series A, 7%, 3/01/19                             3,010       3,533,198
                          Massachusetts State, HFA, Housing Revenue Bonds, AMT, Series A, 5.20%,
                          12/01/37                                                                           3,000       2,315,220
                          Massachusetts State, HFA, Housing Revenue Refunding Bonds, AMT, Series
                          D, 4.85%, 6/01/40                                                                  3,000       2,085,630
                          Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT, Series 130,
                          5%, 12/01/32                                                                       2,500       1,927,400
                          Massachusetts State Water Resource Authority Revenue Bonds, Series A,
                          6.50%, 7/15/19 (c)                                                                30,000      34,941,600
                          Massachusetts State Water Resource Authority, Revenue Refunding Bonds,
                          Series A, 6%, 8/01/10 (a)(j)                                                       3,480       3,734,318
                                                                                                                     -------------
                                                                                                                        50,799,045
----------------------------------------------------------------------------------------------------------------------------------
Michigan - 6.9%           Delta County, Michigan, Economic Development Corporation,
                          Environmental Improvement Revenue Refunding Bonds (Mead Westvaco-
                          Escanaba), Series A, 6.25%, 4/15/12 (a)                                            2,500       2,784,975
                          Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue
                          Bonds (Mount Clemens General Hospital), Series B, 5.75%, 11/15/13 (a)              3,715       4,198,433
                          Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue
                          Bonds (Mount Clemens General Hospital), Series B, 5.875%, 11/15/13 (a)             4,250       4,827,405
                          Michigan State Hospital Finance Authority, Hospital Revenue Refunding
                          Bonds (Crittenton Hospital), Series A, 5.625%, 3/01/27                             1,900       1,643,348
                          Michigan State Hospital Finance Authority, Hospital Revenue Refunding
                          Bonds (Oakwood Obligated Group), Series A, 5%, 7/15/25                             2,000       1,546,500
                          Michigan State Hospital Finance Authority, Revenue Refunding Bonds
                          (Henry Ford Health System), Series A, 5.25%, 11/15/46                              7,950       5,423,093

BlackRock MuniVest Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                           Par
State                     Municipal Bonds                                                                 (000)          Value
----------------------------------------------------------------------------------------------------------------------------------
                          Michigan State Hospital Finance Authority, Revenue Refunding Bonds
                          (McLaren Health Care Corporation), 5.75%, 5/15/38                             $    7,285   $   6,391,568
                          Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Sinai
                          Hospital), 6.70%, 1/01/26                                                          1,000         787,850
                          Michigan State Hospital Finance Authority, Revenue Refunding Bonds
                          (Trinity Health Credit Group), Series A, 6%, 12/01/20                              4,200       4,189,332
                                                                                                                     -------------
                                                                                                                        31,792,504
----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 2.1%          Minneapolis, Minnesota, Health Care System Revenue Bonds (Allina Health
                          System), Series A, 5.75%, 11/15/12 (a)                                             7,235       8,083,738
                          Saint Cloud, Minnesota, Health Care Revenue Refunding Bonds (Saint Cloud
                          Hospital Obligation Group), Series A, 6.25%, 5/01/17 (k)                           1,405       1,477,779
                                                                                                                     -------------
                                                                                                                         9,561,517
----------------------------------------------------------------------------------------------------------------------------------
Mississippi - 6.4%        Lowndes County, Mississippi, Solid Waste Disposal and PCR, Refunding
                          (Weyerhaeuser Company Project), Series A, 6.80%, 4/01/22                           9,160       7,392,486
                          Lowndes County, Mississippi, Solid Waste Disposal and PCR, Refunding
                          (Weyerhaeuser Company Project), Series B, 6.70%, 4/01/22                           4,500       3,597,795
                          Mississippi Business Finance Corporation, Mississippi, PCR, Refunding
                          (System Energy Resources, Inc. Project), 5.875%, 4/01/22                          20,705      16,365,232
                          Mississippi Business Finance Corporation, Mississippi, PCR, Refunding
                          (System Energy Resources, Inc. Project), 5.90%, 5/01/22                            2,250       1,781,370
                                                                                                                     -------------
                                                                                                                        29,136,883
----------------------------------------------------------------------------------------------------------------------------------
Missouri - 0.5%           Missouri State Development Finance Board, Infrastructure Facilities
                          Revenue Refunding Bonds (Branson), Series A, 5.50%, 12/01/32                       2,600       1,880,918
                          Missouri State Housing Development Commission, S/F Mortgage Revenue
                          Bonds (Homeowner Loan), AMT, Series A, 7.50%, 3/01/31 (h)(i)                         185         195,358
                                                                                                                     -------------
                                                                                                                         2,076,276
----------------------------------------------------------------------------------------------------------------------------------
Montana - 1.3%            Forsyth, Montana, PCR, Refunding (Portland General Electric Company),
                          Series A, 5.20%, 5/01/33                                                           6,000       6,026,280
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire -           New Hampshire Health and Education Facilities Authority, Revenue
0.5%                      Refunding Bonds (Elliot Hospital), Series B, 5.60%, 10/01/22                       2,675       2,469,105
----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 5.1%         New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24                        9,080       6,690,416
                          New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29                        2,885       2,076,623
                          New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34                        8,695       6,047,720
                          New Jersey State Housing and Mortgage Finance Agency Revenue Bonds,
                          Series AA, 6.375%, 10/01/28                                                        1,555       1,602,381
                          Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed
                          Revenue Bonds, 7%, 6/01/13 (a)                                                     5,980       7,056,280
                                                                                                                     -------------
                                                                                                                        23,473,420
----------------------------------------------------------------------------------------------------------------------------------
New York - 7.9%           Metropolitan Transportation Authority, New York, Revenue Bonds, Series
                          C, 6.25%, 11/15/23                                                                 3,245       3,384,178
                          Metropolitan Transportation Authority, New York, Revenue Bonds, Series
                          C, 6.50%, 11/15/28                                                                14,925      15,523,493
                          New York City, New York, City Transitional Finance Authority, Future Tax
                          Secured Revenue Bonds, Series B, 6.25%, 5/15/10 (a)                                5,000       5,382,750

BlackRock MuniVest Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                           Par
State                     Municipal Bonds                                                                 (000)          Value
----------------------------------------------------------------------------------------------------------------------------------
                          New York City, New York, GO, Refunding, Series A, 6.375%, 5/15/14 (j)         $      965   $   1,020,854
                          New York State Dormitory Authority, State University Educational Facilities
                          Revenue Refunding Bonds, Series 1989, 6%, 5/15/10 (a)(f)                          10,000      10,731,000
                                                                                                                     -------------
                                                                                                                        36,042,275
----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 3.0%     Gaston County, North Carolina, Industrial Facilities and Pollution Control
                          Financing Authority, Revenue Bonds (National Gypsum Company Project),
                          AMT, 5.75%, 8/01/35                                                                4,105       2,226,634
                          North Carolina Medical Care Commission, Health Care Facilities, Revenue
                          Refunding Bonds (University Health System), Series D, 6.25%, 12/01/33             12,000      11,376,840
                                                                                                                     -------------
                                                                                                                        13,603,474
----------------------------------------------------------------------------------------------------------------------------------
Ohio - 4.1%               Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
                          Settlement Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47                         27,500      18,761,325
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 3.2%       Pennsylvania State Higher Education Assistance Agency Revenue Bonds,
                          Capital Acquisition, 6.125%, 12/15/10 (a)(f)                                       2,440       2,645,912
                          Philadelphia, Pennsylvania, Authority for Industrial Development, Senior
                          Living Revenue Bonds (Arbor House, Inc. Project), Series E, 6.10%,
                          7/01/33                                                                            1,000         767,330
                          Philadelphia, Pennsylvania, Authority for Industrial Development, Senior
                          Living Revenue Bonds (Rieder House Project), Series A, 6.10%, 7/01/33              1,355       1,039,732
                          Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds
                          (Guthrie Healthcare System), Series B, 7.125%, 12/01/11 (a)                        6,780       8,170,442
                          Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding
                          Bonds (Guthrie Healthcare System), Series A, 6.25%, 12/01/11 (a)                   1,340       1,501,041
                          Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding
                          Bonds (Guthrie Healthcare System), Series A, 6.25%, 12/01/18                         410         411,292
                                                                                                                     -------------
                                                                                                                        14,535,749
----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 0.9%     Georgetown County, South Carolina, Environmental Improvement Revenue
                          Refunding Bonds (International Paper Company Project), AMT, Series A,
                          5.55%, 12/01/29                                                                    1,000         592,460
                          Richland County, South Carolina, Environmental Improvement Revenue
                          Refunding Bonds (International Paper), AMT, 6.10%, 4/01/23                         5,000       3,557,050
                                                                                                                     -------------
                                                                                                                         4,149,510
----------------------------------------------------------------------------------------------------------------------------------
South Dakota - 0.4%       South Dakota State Health and Educational Facilities Authority Revenue
                          Bonds (Sanford Health), 5%, 11/01/40                                               2,605       2,052,792
----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 0.6%          Shelby County, Tennessee, Health, Educational and Housing Facility
                          Board, Hospital Revenue Refunding Bonds (Methodist Healthcare),
                          6.50%, 9/01/12 (a)                                                                 2,370       2,686,324
----------------------------------------------------------------------------------------------------------------------------------
Texas - 17.3%             Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises
                          Inc.), First Tier, Series A, 6.70%, 1/01/11 (a)                                    5,000       5,435,900
                          Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC
                          Project), AMT, Series A, 7.70%, 4/01/33                                            3,055       2,093,011
                          Brazos River, Texas, Harbor Navigation District, Brazoria County
                          Environmental Revenue Refunding Bonds (Dow Chemical Company
                          Project), AMT, Series A-7, 6.625%, 5/15/33                                        11,460       9,095,344
                          Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds,
                          AMT, Series B, 6.25%, 11/01/28 (f)                                                 4,500       4,031,325

BlackRock MuniVest Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                           Par
State                     Municipal Bonds                                                                 (000)          Value
----------------------------------------------------------------------------------------------------------------------------------
                          Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds,
                          AMT, Series C, 6.25%, 11/01/28 (f)                                            $    1,500   $   1,343,775
                          Dallas-Fort Worth, Texas, International Airport, Joint Revenue Refunding
                          Bonds, AMT, Sub-Series A-2, 6.10%, 11/01/24 (f)                                    1,000         905,280
                          Gregg County, Texas, Health Facilities Development Corporation,
                          Hospital Revenue Bonds (Good Shepherd Medical Center Project),
                          6.875%, 10/01/10 (a)(m)                                                            3,000       3,300,330
                          Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal
                          Facility Revenue Bonds (E. I. du Pont de Nemours and Company Project),
                          AMT, 6.40%, 4/01/26                                                               10,250      10,028,600
                          Gulf Coast Waste Disposal Authority, Texas, Revenue Refunding Bonds
                          (International Paper Company), AMT, Series A, 6.10%, 8/01/24                       6,000       4,158,660
                          Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds,
                          Senior Lien, Series G, 5.75%, 11/15/20 (f)                                         5,500       5,299,195
                          Harris County, Texas, Health Facilities Development Corporation, Hospital
                          Revenue Refunding Bonds (Memorial Hermann Healthcare System), Series
                          B, 7.125%, 12/01/31                                                                3,500       3,443,650
                          Harris County, Texas, Health Facilities Development Corporation, Hospital
                          Revenue Refunding Bonds (Memorial Hermann Healthcare System), Series
                          B, 7.25%, 12/01/35                                                                 5,400       5,411,340
                          Houston, Texas, Industrial Development Corporation Revenue Bonds (Air
                          Cargo), AMT, 6.375%, 1/01/23                                                       1,790       1,486,559
                          Judson, Texas, Independent School District, School Building, GO, 5%,
                          2/01/37 (n)                                                                        3,000       2,668,590
                          Mansfield, Texas, Independent School District, GO, Refunding, 6.625%,
                          2/15/15                                                                              155         162,535
                          Matagorda County, Texas, Navigation District Number 1, Revenue
                          Refunding Bonds (Centerpoint Energy Project), 5.60%, 3/01/27                       9,355       6,634,753
                          Midway, Texas, Independent School District, GO, Refunding, 6.125%,
                          8/15/14                                                                            5,225       5,514,570
                          Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project),
                          Series A, 6.45%, 11/01/30                                                          2,700       2,007,018
                          Red River Authority, Texas, PCR, Refunding (Celanese Project), AMT,
                          Series B, 6.70%, 11/01/30                                                          5,000       3,756,100
                          Texas State University, System Financing Revenue Refunding Bonds, 5.25%,
                          3/15/27                                                                            2,450       2,418,616
                                                                                                                     -------------
                                                                                                                        79,195,151
----------------------------------------------------------------------------------------------------------------------------------
Vermont - 0.2%            Vermont Educational and Health Buildings Financing Agency,
                          Developmental and Mental Health Revenue Bonds (Howard Center for
                          Human Services), Series A, 6.375%, 6/15/22                                         1,000         908,430
----------------------------------------------------------------------------------------------------------------------------------
Virginia - 1.4%           Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power
                          Company), Series A, 5.875%, 6/01/17                                                1,425       1,428,121
                          Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage
                          Revenue Refunding Bonds (Goodwin House, Inc.), 5.125%, 10/01/37                    2,000       1,173,580

BlackRock MuniVest Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                           Par
State                     Municipal Bonds                                                                 (000)          Value
----------------------------------------------------------------------------------------------------------------------------------
                          Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage
                          Revenue Refunding Bonds (Goodwin House, Inc.), 5.125%, 10/01/42               $    7,015   $   4,010,195
                                                                                                                     -------------
                                                                                                                         6,611,896
----------------------------------------------------------------------------------------------------------------------------------
Washington - 7.2%         Energy Northwest, Washington, Electric Revenue Refunding Bonds
                          (Columbia Generating), Series B, 6%, 7/01/18 (l)                                   7,015       7,513,696
                          Seattle, Washington, Housing Authority Revenue Bonds (Replacement
                          Housing Project), 6.125%, 12/01/32                                                 2,305       1,788,634
                          Washington State Health Care Facilities Authority, Revenue Refunding
                          Bonds (Catholic Health Initiatives), Series D, 6.375%, 10/01/36                    7,000       6,579,930
                          Washington State Public Power Supply System, Revenue Refunding Bonds
                          (Nuclear Project Number 1), Series B, 7.125%, 7/01/16                             14,320      17,234,836
                                                                                                                     -------------
                                                                                                                        33,117,096
----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 3.0%          Milwaukee, Wisconsin, Revenue Bonds (Air Cargo), AMT, 6.50%, 1/01/25               1,755       1,456,071
                          Wisconsin Housing and EDA, Home Ownership Revenue Refunding Bonds,
                          AMT, Series A, 5.625%, 3/01/31                                                     6,000       5,123,460
                          Wisconsin State Health and Educational Facilities Authority, Mortgage
                          Revenue Bonds (Hudson Memorial Hospital), 5.70%, 1/15/29 (o)                       4,500       4,223,250
                          Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                          (SynergyHealth, Inc.), 6%, 11/15/32                                                3,040       2,825,285
                                                                                                                     -------------
                                                                                                                        13,628,066
----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin Islands -     Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
1.3%                      (Hovensa Coker Project), AMT, 6.50%, 7/01/21                                       8,000       6,131,840
----------------------------------------------------------------------------------------------------------------------------------
                          Total Municipal Bonds - 134.5%                                                               616,098,041
----------------------------------------------------------------------------------------------------------------------------------
                          Municipal Bonds Transferred to
                          Tender Option Bond Trusts (p)
----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 2.5%        Connecticut State Health and Educational Facilities Authority Revenue
                          Bonds (Yale University), Series Z-3, 5.05%, 7/01/42                               12,000      11,387,040
----------------------------------------------------------------------------------------------------------------------------------
Florida - 1.6%            Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
                          International Airport), AMT, 5%, 10/01/40 (q)                                     10,000       7,122,900
----------------------------------------------------------------------------------------------------------------------------------
Illinois - 7.0%           Chicago, Illinois, Water Revenue Refunding Bonds, Second Lien, 5.25%,
                          11/01/33 (k)                                                                       1,330       1,220,620
                          Kane and De Kalb Counties, Illinois, Community Unit School District
                          Number 302, GO, 5.75%, 2/01/18 (j)                                                 2,975       3,376,060
                          Kane and De Kalb Counties, Illinois, Community Unit School District
                          Number 302, GO, 5.75%, 2/01/19 (j)                                                 2,710       3,075,335
                          Kane and De Kalb Counties, Illinois, Community Unit School District
                          Number 302, GO, 5.75%, 2/01/21 (j)                                                 4,775       5,418,718
                          Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax
                          Revenue Refunding Bonds (McCormick Place Expansion Project), Series B,
                          5.75%, 6/15/23 (f)                                                                18,553      19,032,226
                                                                                                                     -------------
                                                                                                                        32,122,959
----------------------------------------------------------------------------------------------------------------------------------
Maryland - 0.9%           Maryland State Transportation Authority, Transportation Facilities Projects
                          Revenue Bonds, 5%, 7/01/41 (k)                                                     4,710       4,347,942
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 4.1%      Massachusetts State School Building Authority, Dedicated Sales Tax
                          Revenue Bonds, Series A, 5%, 8/15/30 (k)                                          20,000      18,958,200
----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                          Municipal Bonds Transferred to                                                   Par
State                     Tender Option Bond Trusts (p)                                                   (000)          Value
----------------------------------------------------------------------------------------------------------------------------------
New York - 4.8%           New York City, New York, City Municipal Water Finance Authority, Water
                          and Sewer System, Revenue Refunding Bonds, Series DD, 5%, 6/15/37             $   24,199   $  22,013,185
----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 2.6%     North Carolina Capital Facilities Finance Agency, Revenue Refunding Bonds
                          (Duke University Project), Series A, 5%, 10/01/41                                 12,678      11,736,703
----------------------------------------------------------------------------------------------------------------------------------
Ohio - 0.8%               Ohio State Higher Educational Facilities Commission, Hospital Revenue
                          Bonds (University Hospitals Health System), Series A, 5.25%, 01/01/33              4,400       3,782,416
----------------------------------------------------------------------------------------------------------------------------------
Texas - 7.5%              Harris County, Texas, Health Facilities Development Corporation Revenue
                          Refunding Bonds (School Health Care System), Series B, 5.75%, 7/01/27 (c)         20,970      22,411,058
                          Texas State Department of Housing and Community Affairs, S/F Mortgage
                          Revenue Bonds, AMT, Series B, 5.25%, 9/01/32 (g)(h)(i)                             8,503       6,833,244
                          Texas State University, System Financing Revenue Refunding Bonds, 5%,
                          3/15/30 (k)                                                                        5,667       5,265,988
                                                                                                                     -------------
                                                                                                                        34,510,290
----------------------------------------------------------------------------------------------------------------------------------
Washington - 10.9%        Central Puget Sound Regional Transportation Authority, Washington, Sales
                          and Use Tax Revenue Bonds, Series A, 5%, 11/01/32 (k)                             14,007      12,836,924
                          Central Puget Sound Regional Transportation Authority, Washington, Sales
                          and Use Tax Revenue Bonds, Series A, 5%, 11/01/34                                  5,000       4,511,525
                          Central Puget Sound Regional Transportation Authority, Washington, Sales
                          and Use Tax Revenue Bonds, Series A, 5%, 11/01/36                                  6,000       5,413,830
                          Energy Northwest, Washington, Electric Revenue Refunding Bonds
                          (Columbia Generating), Series A, 5.75%, 7/01/18 (f)                               10,660      11,310,900
                          Energy Northwest, Washington, Electric Revenue Refunding Bonds (Project
                          Number 1), Series B, 6%, 7/01/17 (f)                                              14,700      15,788,388
                                                                                                                     -------------
                                                                                                                        49,861,567
----------------------------------------------------------------------------------------------------------------------------------
                          Total Municipal Bonds Transferred to
                          Tender Option Bond Trusts - 42.7%                                                            195,843,202
----------------------------------------------------------------------------------------------------------------------------------
                          Total Long-Term Investments (Cost - $891,646,838) - 177.2%                                   811,941,243
----------------------------------------------------------------------------------------------------------------------------------
                          Short-Term Securities                                                             Shares
----------------------------------------------------------------------------------------------------------------------------------
                          Merrill Lynch Institutional Tax-Exempt Fund, 1.08% (r)(s)                     46,600,000      46,600,000
----------------------------------------------------------------------------------------------------------------------------------
                          Total Short-Term Securities
                          (Cost - $46,600,000) - 10.2%                                                                  46,600,000
----------------------------------------------------------------------------------------------------------------------------------
                          Total Investments (Cost - $938,246,838*) - 187.4%                                            858,541,243

                          Liabilities in Excess of Other Assets - (2.6)%                                               (11,832,159)

                          Liability for Trust Certificates, Including Interest
                          Expense and Fees Payable - (24.6)%                                                          (112,663,250)

                          Preferred Shares, at Redemption Value - (60.2)%                                             (275,906,843)
                                                                                                                     -------------
                          Net Assets Applicable to Common Shares - 100.0%                                            $ 458,138,991
                                                                                                                     =============

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 827,102,393
                                                                  =============
      Gross unrealized appreciation                               $  23,784,173
      Gross unrealized depreciation                                (104,028,542)
                                                                  -------------
      Net unrealized depreciation                                 $ (80,244,369)
                                                                  =============

BlackRock MuniVest Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)

(a) U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(c)   Security is collateralized by Municipal or U.S. Treasury Obligations.
(d)   Non-income producing security.
(e)   Issuer filed for bankruptcy and/or is in default of interest payments.
(f)   MBIA Insured.
(g)   FHLMC Collateralized.
(h)   FNMA Collateralized.
(i)   GNMA Collateralized.
(j)   FGIC Insured.
(k)   FSA Insured.
(l)   AMBAC Insured.
(m)   Radian Insured.
(n)   Assured Guaranty Insured.
(o)   FHA Insured.
(p) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(q)   XL Capital Insured.
(r) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
      Affiliate                                       Net Activity       Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund      41,169,026      $ 209,813
      --------------------------------------------------------------------------
(s)   Represents the current yield as of report date.

BlackRock MuniVest Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)

o Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 - price quotations in active markets/exchanges for identical securities
      o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
      o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Fund's investments:
            --------------------------------------------------------------------
            Valuation                                             Investments in
              Inputs                                                Securities
            --------------------------------------------------------------------
            Level 1                                                $  46,600,000
            Level 2                                                  811,941,243
            Level 3                                                           --
            --------------------------------------------------------------------
            Total                                                  $ 858,541,243
                                                                   =============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund, Inc.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock MuniVest Fund, Inc.

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniVest Fund, Inc.

Date: January 20, 2009


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniVest Fund, Inc.

Date: January 20, 2009